Commitments & Contingencies (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2009	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Lease, Cost			$ 90
Settlement agreement description	In July 2021, Legacy Clarus and Lipocine entered into a settlement agreement that settled all claims between the parties, including a pending interference matter (No. 106,128) and the pending Legacy Clarus counterclaims against Lipocine, and provided for a payment by Lipocine to Legacy Clarus of a $4.0 million settlement fee payable as follows: $2.5 million upfront, $1.0 million within 12 months, and the remainder within two years. The Company is recognizing the payments in income as they are received. The Company received payment of $2.5 million of the $4.0 million in July 2021, which is recorded within the litigation settlement line in other income and expense on the statement of operations.
Catalent Pharma Solutions L L C [Member]
Commitments And Contingencies [Line Items]
Annual Purchases		7.0
Lease Agreements [Member]
Commitments And Contingencies [Line Items]
Rent Expense			200	$ 200
Catalent Agreement [Member]
Commitments And Contingencies [Line Items]
Purchase Amount			$ 6,200	$ 3,200
Pfizer Agreement [Member]
Commitments And Contingencies [Line Items]
Annual Purchases			1.8
Purchase Amount			$ 1,800